UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-000781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 3012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
7/31/12 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Aerospace and defense (4.6%)

Embraer SA ADR (Brazil)(S)	760,500	$19,301,490

General Dynamics Corp.(S)	128,200	8,133,008

Honeywell International, Inc.	1,137,500	66,031,875

L-3 Communications Holdings, Inc.	427,300	30,291,297

Northrop Grumman Corp.	530,900	35,145,580

United Technologies Corp.	523,200	38,947,008

		197,850,258
Air freight and logistics (0.2%)

FedEx Corp.	103,500	9,346,050

		9,346,050
Airlines (0.3%)

Delta Air Lines, Inc.(NON)	1,081,500	10,436,475

		10,436,475
Auto components (0.9%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)	1,221,700	13,182,143

Johnson Controls, Inc.(S)	965,900	23,809,435

		36,991,578
Automobiles (0.3%)

Ford Motor Co.(S)	1,474,800	13,627,152

		13,627,152
Beverages (0.7%)

Coca-Cola Enterprises, Inc.	1,060,200	31,085,064

		31,085,064
Biotechnology (0.3%)

Amgen, Inc.	88,400	7,301,840

Cubist Pharmaceuticals, Inc.(NON)	65,900	2,837,654

Dendreon Corp.(NON)(S)	379,300	1,805,468

		11,944,962
Building products (0.2%)

Owens Corning, Inc.(NON)	364,400	9,787,784

		9,787,784
Capital markets (4.5%)

Apollo Global Management, LLC. Class A	492,000	6,676,440

Bank of New York Mellon Corp. (The)(S)	885,400	18,841,312

Blackstone Group LP (The)	968,700	13,416,495

Charles Schwab Corp. (The)(S)	1,016,600	12,839,658

Goldman Sachs Group, Inc. (The)	379,393	38,280,754

KKR & Co. LP	1,091,477	15,269,763

Legg Mason, Inc.	325,200	7,973,904

Morgan Stanley	2,155,400	29,442,764

State Street Corp.	1,252,900	50,592,102

		193,333,192
Chemicals (1.9%)

Celanese Corp. Ser. A	203,000	7,740,390

Dow Chemical Co. (The)	1,269,000	36,521,820

E.I. du Pont de Nemours & Co.(S)	243,200	12,087,040

LyondellBasell Industries NV Class A (Netherlands)	341,400	15,202,542

Tronox, Ltd. Class A(NON)	469,265	10,872,870

		82,424,662
Commercial banks (4.1%)

Fifth Third Bancorp	1,125,900	15,559,938

First Horizon National Corp.	1,264,000	10,402,720

KeyCorp	601,400	4,799,172

U.S. Bancorp(S)	869,700	29,134,950

Wells Fargo & Co.	3,465,379	117,164,464

		177,061,244
Communications equipment (2.1%)

Cisco Systems, Inc.	3,438,757	54,848,174

Juniper Networks, Inc.(NON)	653,700	11,459,361

Polycom, Inc.(NON)	1,284,700	11,228,278

Qualcomm, Inc.	217,900	13,004,272

		90,540,085
Computers and peripherals (2.4%)

Apple, Inc.(NON)	66,400	40,554,464

Hewlett-Packard Co.(S)	2,006,000	36,589,440

NetApp, Inc.(NON)	292,600	9,559,242

SanDisk Corp.(NON)	403,400	16,591,842

		103,294,988
Construction and engineering (0.6%)

Fluor Corp.	313,800	15,558,204

KBR, Inc.	395,500	10,377,920

		25,936,124
Consumer finance (0.5%)

Capital One Financial Corp.	390,900	22,081,941

		22,081,941
Diversified financial services (6.6%)

Bank of America Corp.	8,005,394	58,759,592

Citigroup, Inc.	3,382,680	91,772,108

JPMorgan Chase & Co.	3,690,882	132,871,752

		283,403,452
Diversified telecommunication services (3.5%)

AT&T, Inc.(S)	1,167,900	44,286,768

CenturyLink, Inc.(S)	290,600	12,071,524

Verizon Communications, Inc.(S)	2,029,859	91,627,835

		147,986,127
Electric utilities (1.5%)

Edison International	322,300	14,883,814

Entergy Corp.	211,815	15,392,596

FirstEnergy Corp.	198,800	9,983,736

Great Plains Energy, Inc.(S)	572,441	12,696,741

PPL Corp.	307,600	8,889,640

		61,846,527
Electronic equipment, instruments, and components (0.4%)

Corning, Inc.	864,700	9,866,227

TE Connectivity, Ltd. (Switzerland)	266,500	8,797,165

		18,663,392
Energy equipment and services (2.5%)

Cameron International Corp.(NON)	474,400	23,848,088

Halliburton Co.	585,900	19,410,867

Oil States International, Inc.(NON)	93,500	6,797,450

Schlumberger, Ltd.	545,639	38,882,235

Transocean, Ltd. (Switzerland)	379,500	17,771,985

		106,710,625
Food and staples retail (1.5%)

CVS Caremark Corp.	687,500	31,109,375

Kroger Co. (The)	462,300	10,249,191

Walgreen Co.	673,100	24,473,916

		65,832,482
Food products (0.1%)

Hillshire Brands Co.	187,020	4,789,582

		4,789,582
Health-care equipment and supplies (2.8%)

Baxter International, Inc.	980,500	57,369,055

Boston Scientific Corp.(NON)(S)	1,369,687	7,081,282

Covidien PLC (Ireland)(S)	635,272	35,498,999

St. Jude Medical, Inc.	255,200	9,534,272

Stryker Corp.	199,400	10,374,782

		119,858,390
Health-care providers and services (2.2%)

Aetna, Inc.	894,300	32,248,458

CIGNA Corp.	600,700	24,196,196

Express Scripts Holding Co.(NON)	149,300	8,650,442

UnitedHealth Group, Inc.	418,300	21,370,947

WellPoint, Inc.	135,900	7,242,111

		93,708,154
Hotels, restaurants, and leisure (0.4%)

McDonald's Corp.	83,700	7,479,432

Vail Resorts, Inc.(S)	131,600	6,532,624

Wyndham Worldwide Corp.	86,180	4,485,669

		18,497,725
Household durables (0.9%)

D.R. Horton, Inc.(S)	820,200	14,460,126

Jarden Corp.	132,100	5,970,920

Newell Rubbermaid, Inc.	1,034,600	18,260,690

		38,691,736
Household products (0.7%)

Procter & Gamble Co. (The)	438,300	28,287,882

		28,287,882
Independent power producers and energy traders (0.9%)

AES Corp. (The)(NON)	2,221,900	26,796,114

Calpine Corp.(NON)	786,700	13,444,703

		40,240,817
Industrial conglomerates (4.6%)

General Electric Co.	6,392,320	132,640,640

Tyco International, Ltd.	1,194,842	65,644,619

		198,285,259
Insurance (6.5%)

ACE, Ltd.	406,900	29,907,150

Aflac, Inc.	1,011,800	44,296,604

Allstate Corp. (The)	1,415,100	48,537,930

Assured Guaranty, Ltd. (Bermuda)	1,088,080	13,035,198

Chubb Corp. (The)(S)	205,875	14,965,054

Everest Re Group, Ltd.	164,720	16,752,024

Hartford Financial Services Group, Inc. (The)(S)	1,314,800	21,628,460

Marsh & McLennan Cos., Inc.	253,700	8,425,377

MetLife, Inc.	1,455,587	44,788,412

Prudential Financial, Inc.	367,300	17,733,244

XL Group PLC	930,500	19,214,825

		279,284,278
IT Services (0.6%)

IBM Corp.	55,700	10,916,086

Total Systems Services, Inc.	264,400	6,253,060

Unisys Corp.(NON)	427,812	8,312,387

		25,481,533
Leisure equipment and products (0.3%)

Hasbro, Inc.(S)	388,100	13,901,742

		13,901,742
Machinery (1.5%)

Cummins, Inc.	96,000	9,206,400

Eaton Corp.(S)	294,700	12,919,648

Ingersoll-Rand PLC	204,100	8,655,881

Joy Global, Inc.	377,700	19,617,738

Stanley Black & Decker, Inc.	188,000	12,575,320

		62,974,987
Media (4.4%)

Comcast Corp. Class A	1,855,200	60,386,760

DISH Network Corp. Class A	494,900	15,223,124

Interpublic Group of Companies, Inc. (The)	760,300	7,504,161

News Corp. Class A(S)	765,200	17,614,904

Time Warner Cable, Inc.	182,180	15,472,547

Time Warner, Inc.	1,452,600	56,825,712

Walt Disney Co. (The)(S)	353,300	17,361,162

		190,388,370
Metals and mining (1.5%)

Alcoa, Inc.(S)	675,200	5,718,944

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	583,438	19,644,357

Newmont Mining Corp.	255,100	11,344,297

Nucor Corp.	317,300	12,438,160

Rio Tinto PLC (United Kingdom)	214,871	9,928,556

Steel Dynamics, Inc.	380,100	4,899,489

		63,973,803
Multiline retail (0.9%)

Macy's, Inc.	365,400	13,095,936

Target Corp.	426,800	25,885,420

		38,981,356
Multi-utilities (1.6%)

Ameren Corp.	856,300	29,294,023

CMS Energy Corp.	274,100	6,759,306

National Grid PLC (United Kingdom)	883,144	9,159,922

PG&E Corp.	471,000	21,741,360

		66,954,611
Oil, gas, and consumable fuels (10.8%)

Anadarko Petroleum Corp.	199,500	13,853,280

Apache Corp.	237,922	20,489,843

BP PLC ADR (United Kingdom)	154,816	6,177,158

Cabot Oil & Gas Corp.	591,100	24,938,509

Chevron Corp.	577,700	63,304,366

ConocoPhillips(S)	244,600	13,316,024

CONSOL Energy, Inc.(S)	212,500	6,158,250

Energen Corp.	132,900	6,805,809

Exxon Mobil Corp.(S)	931,292	80,882,710

Hess Corp.	712,800	33,615,648

Marathon Oil Corp.	1,791,200	47,413,064

Noble Energy, Inc.	401,500	35,103,145

Nordic American Tankers, Ltd. (Norway)(S)	328,900	3,848,130

Occidental Petroleum Corp.	77,714	6,763,449

Phillips 66(NON)	122,300	4,598,480

Royal Dutch Shell PLC ADR (United Kingdom)	766,009	52,241,814

Southwestern Energy Co.(NON)(S)	878,700	29,216,775

Total SA ADR (France)(S)	371,500	17,070,425

		465,796,879
Paper and forest products (0.5%)

International Paper Co.(S)	488,500	16,027,685

MeadWestvaco Corp.	225,100	6,392,840

		22,420,525
Personal products (0.4%)

Avon Products, Inc.	1,093,600	16,939,864

		16,939,864
Pharmaceuticals (8.7%)

Abbott Laboratories	128,300	8,507,573

Johnson & Johnson(S)	1,476,800	102,224,096

Merck & Co., Inc.	2,171,491	95,914,757

Pfizer, Inc.	5,821,145	139,940,326

Shire PLC ADR (Ireland)	119,600	10,307,128

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	240,800	9,846,312

Watson Pharmaceuticals, Inc.(NON)	83,600	6,506,588

		373,246,780
Real estate investment trusts (REITs) (0.4%)

Chimera Investment Corp.	2,300,200	4,968,432

MFA Financial, Inc.	1,237,100	9,995,768

		14,964,200
Road and rail (0.2%)

Hertz Global Holdings, Inc.(NON)	706,700	7,957,442

		7,957,442
Semiconductors and semiconductor equipment (1.5%)

Advanced Micro Devices, Inc.(NON)(S)	1,853,945	7,527,017

First Solar, Inc.(NON)(S)	603,000	9,370,620

Intel Corp.(S)	697,000	17,912,900

Lam Research Corp.(NON)	369,550	12,716,216

Texas Instruments, Inc.	560,200	15,259,848

		62,786,601
Software (2.4%)

Microsoft Corp.	2,720,100	80,161,347

Oracle Corp.	799,200	24,135,840

		104,297,187
Specialty retail (2.1%)

American Eagle Outfitters, Inc.	668,600	13,920,252

AutoZone, Inc.(NON)	17,100	6,416,433

Bed Bath & Beyond, Inc.(NON)	274,800	16,749,060

Best Buy Co., Inc.(S)	1,008,600	18,245,574

Lowe's Cos., Inc.	770,200	19,539,974

Office Depot, Inc.(NON)(S)	3,601,600	6,410,848

Staples, Inc.(S)	580,600	7,396,844

		88,678,985
Tobacco (1.4%)

Altria Group, Inc.(S)	234,700	8,442,159

Lorillard, Inc.	154,300	19,849,152

Philip Morris International, Inc.	333,200	30,467,808

		58,759,119
Trading companies and distributors (0.1%)

WESCO International, Inc.(NON)(S)	72,400	4,033,404

		4,033,404
Wireless telecommunication services (0.3%)

Vodafone Group PLC ADR (United Kingdom)(S)	519,400	14,932,754

		14,932,754

Total common stocks (cost $4,040,690,824)		$4,219,298,129

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.	315,309	$10,602,265

Total convertible preferred stocks (cost $10,591,296)		$10,602,265

SHORT-TERM INVESTMENTS (11.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)	408,297,359	$408,297,359

Putnam Money Market Liquidity Fund 0.13%(e)	76,916,604	76,916,604

Total short-term investments (cost $485,213,963)		$485,213,963

TOTAL INVESTMENTS

Total investments (cost $4,536,496,083)(b)		$4,715,114,357

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2011 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $4,293,373,222.
(b)	The aggregate identified cost on a tax basis is $4,639,505,165, resulting in gross unrealized appreciation and depreciation of $493,967,105 and $418,357,913, respectively, or net unrealized appreciation of $75,609,192.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $397,337,093.
The fund received cash collateral of $408,297,359, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $38,199 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $437,542,645 and $405,420,453, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$439,758,644	$—	$—
Consumer staples	205,693,993	—	—
Energy	572,507,504	—	—
Financials	970,128,307	—	—
Health care	598,758,286	—	—
Industrials	526,607,783	—	—
Information technology	405,063,786	—	—
Materials	158,890,434	9,928,556	—
Telecommunication services	162,918,881	—	—
Utilities	159,882,033	9,159,922	—
Total common stocks	4,200,209,651	19,088,478	—
Convertible preferred stocks	—	10,602,265	—
Short-term investments	76,916,604	408,297,359	—

Totals by level	$4,277,126,255	$437,988,102	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012